Fair value measurement - Contingent consideration, Royalty deed (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Continuity schedule
Balance, end of period	$ 215,330
Royalty Deed
Contingent consideration
Royalty percentage	1.5
Discount rate	8.00%
Continuity schedule
Balance, beginning of period	$ 0
Initial recognition	43,130
Balance, end of period	$ 43,130